Amount Due to Shareholder	12 Months Ended
Mar. 31, 2025
Amount Due to Shareholder [Abstract]
AMOUNT DUE TO SHAREHOLDER
15	AMOUNT DUE TO SHAREHOLDER

Amount due to shareholder represents unsecured advances, which are non-interest bearing and repayable within the next twelve (12) months.

Information of financial risks of the amounts due to a shareholder were disclosed in Note 29 to the financial statements.